Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 Tel. 202.739.3000 Fax: 202.739.3001 www.morganlewis.com	(MORGAN LEWIS LOGO)
March 28, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: ING Clarion Global Real Estate Income Fund (File No. 811-21465)
Ladies and Gentlemen:
On behalf of ING Clarion Global Real Estate Income Fund (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary copy of a Schedule 14A, notice, proxy statement and voting instruction forms for the Special Meeting of Shareholders (the “Special Meeting”) of each Trust scheduled to be held on June 15, 2011.
The Special Meeting is being held for the purpose of considering a proposal to approve a new investment advisory agreement necessitated by a change in control of the Trust’s investment adviser, ING Clarion Real Estate Securities, LLC. The Special Meeting is also being held in order to transact such other business as may properly come before it or any adjournments or postponements thereof.
The Trust intends to file the definitive Schedule 14A, notice, proxy statement and voting instruction forms on April 8, 2011 and mail the definitive proxy materials to shareholders soon thereafter. Please feel free to contact the undersigned at 202.739.5254 with your questions or comments.
Very truly yours,

/s/ Trina C. Winkelmann

Trina C. Winkelmann

cc:	William Zitelli
Monica Parry